Investment Securities (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Acquisition Cost, Gross Unrealized Gains, Gross Unrealized Losses and Fair Value of Available-for-Sale Securities

The acquisition cost, gross unrealized gains, gross unrealized losses and fair value at March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥3,079	2,377	1	5,455

	Yen (Millions)
	2014
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥2,055	1,244	27	3,272

Schedule of Individual Securities Have Been in Continuous Unrealized Loss Position

Gross unrealized losses on available-for-sale securities and the fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2013 and 2014, were as follows:

	Yen (Millions)
	2013
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥—	—	5	1

	Yen (Millions)
	2014
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥289	27	—	—